Tax - Summary of Deferred Tax Balance After Offset of Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets	$ 113	$ 66	$ 63
Deferred tax liabilities	(95)	(118)	(124)
Deferred tax liability asset	$ 18	$ (52)	$ (61)